Warrants (Details Narrative) - $ / shares			6 Months Ended
	Dec. 31, 2022	Sep. 30, 2021	Jun. 30, 2023	Dec. 31, 2021	Sep. 09, 2021	Aug. 21, 2021
Class of warrant or right, outstanding	4,050,000		4,050,000	4,050,000
First Light Acquisition Group Inc [Member] | IPO [Member]
Class of warrant or right, outstanding	14,897,155		14,897,155
First Light Acquisition Group Inc [Member] | Share Price Equal or Less Nine point Two Rupees Per Dollar [Member]
Class of warrant or right, exercise price adjustment percentage higher of market value	115.00%		115.00%
First Light Acquisition Group Inc [Member] | Common Class A [Member]
Share price						$ 10.00
Class of warrant or right, exercise price of warrants or rights						$ 11.50
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Maximum [Member]
Class of warrant or right, exercise price of warrants or rights	$ 18.00		$ 18.00
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Minimum [Member]
Share price	$ 10.00		$ 10.00
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Share Price Equal or Less Ten Point Zero Rupees Per Dollar [Member]
Class of warrant or right, exercise price adjustment percentage higher of market value	180.00%		180.00%
First Light Acquisition Group Inc [Member] | Common Class A [Member] | Share Price Equal or Less Nine point Two Rupees Per Dollar [Member]
Class of warrant or right, exercise price of warrants or rights	$ 9.20		$ 9.20
Minimum percentage gross proceeds required from issuance of equity	60.00%		60.00%
Minimum lock In period for transfer, assign or sell warrants after completion of IPO	30 days		30 days
Class of warrant or right minimum notice period for redemption	20 days
Public Warrants [Member] | First Light Acquisition Group Inc [Member]
Warrants exercisable term from the closing of IPO		12 months
Warrants exercisable term from the date of completion of business combination		30 days
Minimum lock in period for SEC registration from date of business combination		15 days
Class of warrant or right, exercise price of warrants or rights					$ 11.50
Minimum lock in period to become effective after the closing of the initial business combination		60 days
Public Warrants [Member] | First Light Acquisition Group Inc [Member] | IPO [Member]
Class of warrant or right, outstanding	11,500,000		11,500,000
Redemption Of Warrants [Member] | First Light Acquisition Group Inc [Member] | Common Class A [Member] | Share Price Equal or Exceeds Eighteen Rupees Per Dollar [Member]
Share price	$ 18.00		$ 18.00
Class of warrants, redemption price per unit	$ 0.01		$ 0.01
Class of warrants, redemption notice period	30 days		30 days
Number of consecutive trading days for determining share price	20 days		20 days
Number of trading days for determining share price	30 days		30 days
Redemption Of Warrants [Member] | First Light Acquisition Group Inc [Member] | Common Class A [Member] | Share Price Equal or Less Ten Point Zero Rupees Per Dollar [Member]
Share price	$ 10.00		$ 10.00
Class of warrants, redemption price per unit	$ 0.10		$ 0.10
Class of warrants, redemption notice period	30 days		30 days
Private Placement Warrants [Member] | First Light Acquisition Group Inc [Member]
Class of warrant or right, exercise price of warrants or rights	$ 11.50		$ 11.50
Private Placement Warrants [Member] | First Light Acquisition Group Inc [Member] | IPO [Member]
Class of warrant or right, outstanding	3,397,155		3,397,155